SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE (Details)	Mar. 31, 2025	Dec. 31, 2024
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years	5 years
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years	3 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	7 years	7 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]	Useful Life, Lease Term [Member]